SCHEDULE OF GOODWILL (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Gross, Beginning balance	$ 9,834,855
Accumulated Impairment Losses, Beginning balance	(8,225,862)
Currency Translation, Beginning balance	(21,359)
Goodwill, Beginning balance	1,587,634
Goodwill Gross, Impairment losses
Accumulated Impairment Losses, Impairment losses	(1,486,060)
Currency Translation, Impairment losses
Goodwill, Impairment losses	(1,486,060)
Goodwill Gross, Loss on currency translation
Accumulated Impairment Losses, Loss on currency translation
Currency Translation, Loss on currency translation	(101,574)
Goodwill, Loss on currency translation	(101,574)
Goodwill Gross, Ending balance	9,834,855
Accumulated Impairment Losses, Ending balance	(9,711,922)
Currency Translation, Ending balance	(122,933)
Goodwill, Ending balance